Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	93 Months Ended	102 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	7.65%	3.11%	4.04%
Supra Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Supra Institutional Class
Average Annual Return, Percent	7.65%	3.14%			4.59%
Supra Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Supra Institutional Class
Average Annual Return, Percent	6.30%	3.06%		3.44%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	4.20%	1.93%				3.24%
Without Sales Load [Member] | Supra Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Supra Institutional Class (without sales charge)
Average Annual Return, Percent	4.28%	1.98%				3.30%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)				1.35%
ICE BofA Global Corporate & High Yield Index USD Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Corporate & High Yield Index USD Hedged
Average Annual Return, Percent	4.73%	1.35%				3.12%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)				1.35%
ICE BofA Global Corporate & High Yield Index USD Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Corporate & High Yield Index USD Hedged
Average Annual Return, Percent	4.73%	1.35%				3.12%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.21%
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index
Average Annual Return, Percent	7.08%	4.17%	4.70%
ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index (USD)
Average Annual Return, Percent	6.91%	3.67%	4.68%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)			1.13%
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index
Average Annual Return, Percent	7.08%	4.17%			5.44%
ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD)
Average Annual Return, Percent	6.91%	3.67%			5.57%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		0.90%
ICE BofA U.S. Corporate & Government 1-3 Yrs [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government 1-3 Yrs
Average Annual Return, Percent	4.47%	1.61%		1.67%